PROPERTY AND EQUIPMENT	12 Months Ended
Aug. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at August 31, 2017 and 2016:

	August 31,	August 31,
	2017	2016
Equipment & Furniture	$16,327	$-
Computer Equipment	13,583	-
	29,910	-
Accumulated Depreciation	(4,562)	-
Property and equipment, net	$25,348	$-

Depreciation for years ended August 31, 2017, 2016 and 2015 was $4,562, $0 and $0, respectively.